Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 - Related Party Transactions

Founder Shares

In February 2021, the Original Sponsor paid $25,000 to cover certain offering costs in consideration for 2,875,000 Class B shares (the “Founder Shares”). The number of Founder Shares outstanding was determined based on the expectation that the total size of the Initial Public Offering would be a maximum of 11,500,000 Units if the underwriter’s over-allotment option is exercised in full, and therefore that such Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering. Thus, up to 375,000 of the Founder Shares were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option was exercised. On June 21, 2021, the underwriter partially exercised its over-allotment option, purchasing an additional 326,000 Units. On June 21, 2021, the underwriter forfeited the right to purchase the remaining Units of the over-allotment option, and hence 293,500 founder shares of Class B common stock were subsequently forfeited, resulting in 2,581,500 outstanding Founder Shares.

Concurrently with the issuance of Private Warrants on June 2, 2022, the Original Sponsor committed to transfer 1,200,000 of Class B shares previously issued and outstanding as additional incentive to participants in the Extension Offering. The Company accounted for the Original Sponsor shares transferred to the participants in the Extension Offering at Fair Value as a charge directly to stockholder’s equity. The Company estimated the fair value of these shares to be $3,600,000 or $3 per share.

In connection with the change in sponsor to Aspire on March 13, 2023, the Company estimated the aggregate fair value of the 2,581,500 founders’ shares sold to Aspire to be $464,670 or $0.18 per share. The excess of the fair value of the Founder Shares was determined to be a contribution to the Company from the Sponsor in accordance with Staff Accounting Bulletin (“SAB”) Topic 5T. As this transaction is directly related to the business combination, the costs related to the transaction were included as transaction finance costs in the statement of operations.

Upon the closing of the Initial Business Combination, Sponsor shall also convey (i) 250,000 (two hundred and fifty thousand) shares of Class B common stock to the equityholders of the Original Sponsor, as of the Effective Date (the “Original Sponsor Equityholders”), pro rata based on the Original Sponsor Equityholders’ underlying interest in the Company’s Class B common stock, and (ii) 250,000 (two hundred and fifty thousand) Private Placement Warrants to the Original Sponsor Equityholders, pro rata based on the Original Sponsor Equityholders’ underlying interest in the Company’s Private Placement Warrants as of the Effective Date.

The Company’s initial stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, if the closing price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30- trading day period commencing 150 days after the initial Business Combination, the Founder Shares will no longer be subject to such transfer restrictions.

Promissory Notes-Related Party

On February 14, 2021, the Original Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. This loan is non-interest bearing, unsecured and was due at the closing of the Initial Public Offering and the Original Sponsor has not demanded payment of the note through the date of this filing. As of September 30, 2023 and December 31, 2022, $448,039 and $323,039 were outstanding under the promissory notes, respectively.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the sponsor, an affiliate of the sponsor or certain of the Company’s officers and directors may, but is not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor. As of September 30, 2023 and December 31, 2022, no such Working Capital Loans were outstanding.

On May 18, 2023, the Company and the Sponsor, announced that, the Company entered into an unsecured, interest-free promissory note in favor of the Sponsor, pursuant to which the Sponsor will loan the Company $30,000 per month for up to 12, 1-month extension, up to an aggregate of $360,000. No amounts have been drawn under this promissory note as of September 30, 2023.

Administrative Support Agreement

The Company has agreed to pay our sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. The administrative support agreement began on the day the Company first listed on the Nasdaq Capital Market and continue monthly until the completion of the Company’s initial Business Combination or liquidation of the Company. As of September 30, 2023 and December 31, 2022, the Company owed $397,667 and $307,667 under the administrative support agreement, respectively. For the three and nine months ended September 30, 2023, the Company incurred $30,000 and $90,000 in administrative support fees, respectively. For the three and nine months ended September 30, 2022, the Company incurred $30,000 and $90,000 in administrative support fees, respectively.

Note 5 — Related Party Transactions

Founder Shares

In February 2021, the Original Sponsor paid $25,000 to cover certain offering costs in consideration for 2,875,000 Class B shares (the “Founder Shares”). The number of Founder Shares outstanding was determined based on the expectation that the total size of the Initial Public Offering would be a maximum of 11,500,000 Units if the underwriter’s over-allotment option is exercised in full, and therefore that such Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering. Thus, up to 375,000 of the Founder Shares were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option was exercised. On June 21, 2021, the underwriter partially exercised its over-allotment option, purchasing an additional 326,000 Units. On June 21, 2021, the underwriter forfeited the right to purchase the remaining Units of the over-allotment option, and hence 293,500 founder shares of Class B common stock were subsequently forfeited, resulting in 2,581,500 outstanding Founder Shares.

Concurrently with the issuance of Private Warrants on June 2, 2022, the Original Sponsor committed to transfer 1,200,000 of Class B shares previously issued and outstanding as additional incentive to participants in the Extension Offering. The Company accounted for the Original Sponsor shares transferred to the participants in the Extension Offering at Fair Value as a charge directly to stockholders’ equity. The Company estimated the fair value of these shares to be $3,600,000 or $3 per share.

The Company’s initial stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the date of the consummation of the initial business combination or (ii) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, if the closing price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30- trading day period commencing 150 days after the initial business combination, the Founder Shares will no longer be subject to such transfer restrictions.

Promissory Note—Related Party

On February 14, 2021, the Original Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. This loan is non-interest bearing, unsecured and was due at the closing of the Initial Public Offering and the Original Sponsor has not demanded payment of the note through the date of this filing. As of December 31, 2022 and 2021, $323,039 and $163,039 were outstanding under the promissory note.

Related Party Loans

In order to finance transaction costs in connection with an intended initial business combination, the New Sponsor, an affiliate of the New Sponsor or certain of the Company’s officers and directors may, but is not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial business combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Original Sponsor. As of December 31, 2022 and 2021, no such Working Capital Loans were outstanding.

Administrative Support Agreement

The Company has agreed to pay our sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. The administrative support agreement began on the day the Company first listed on the Nasdaq Capital Market and continue monthly until the completion of the Company’s initial business combination or liquidation of the Company. As of December 31, 2022 and 2021, the Company owed $307,667 and $62,667 under the administrative support agreement, respectively. For the year ended December 31, 2022, the Company incurred $120,000 in administrative support fees. For the period from February 3, 2021 (inception) through December 31, 2021, the Company incurred $71,667 in administrative support fees.